Long-Term Debt (Details) (USD $)	3 Months Ended				12 Months Ended						0 Months Ended		3 Months Ended		0 Months Ended				3 Months Ended	0 Months Ended		3 Months Ended				0 Months Ended			0 Months Ended				0 Months Ended			3 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended				0 Months Ended			0 Months Ended			3 Months Ended		0 Months Ended	3 Months Ended						0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended					0 Months Ended	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Refining LLC	Dec. 31, 2012 Refining LLC	Dec. 31, 2011 9.0% Senior Secured Notes, due 2015	Nov. 23, 2012 9.0% Senior Secured Notes, due 2015 CRLLC	Oct. 23, 2012 9.0% Senior Secured Notes, due 2015 CRLLC	Dec. 31, 2012 9.0% Senior Secured Notes, due 2015 CRLLC	Dec. 31, 2011 9.0% Senior Secured Notes, due 2015 CRLLC	Apr. 06, 2010 Original Notes CRLLC and Coffeyville Finance Inc. (Issuers)	May 16, 2011 Original Notes CRLLC	Dec. 30, 2010 Original Notes CRLLC	Dec. 15, 2011 Additional First Lien Notes CRLLC and Coffeyville Finance Inc. (Issuers)	Dec. 15, 2011 Additional First Lien Notes CRLLC and Coffeyville Finance Inc. (Issuers)	Dec. 15, 2011 Additional First Lien Notes CRLLC	Jan. 23, 2013 10.875% Senior Secured Notes, due 2017	Mar. 31, 2013 10.875% Senior Secured Notes, due 2017	Dec. 31, 2012 10.875% Senior Secured Notes, due 2017	Dec. 31, 2011 10.875% Senior Secured Notes, due 2017	Dec. 31, 2012 10.875% Senior Secured Notes, due 2017 Level 2	Apr. 06, 2010 10.875% Senior Secured Notes, due 2017 CRLLC and Coffeyville Finance Inc. (Issuers)	Mar. 31, 2013 6.5% Second Lien Senior Secured Notes, due 2022	Dec. 31, 2012 6.5% Second Lien Senior Secured Notes, due 2022	Oct. 23, 2012 6.5% Second Lien Senior Secured Notes, due 2022 CRLLC	Oct. 23, 2012 6.5% Second Lien Senior Secured Notes, due 2022 Refining LLC	Mar. 31, 2013 6.5% Second Lien Senior Secured Notes, due 2022 Refining LLC	Dec. 31, 2012 6.5% Second Lien Senior Secured Notes, due 2022 Refining LLC Level 2	Jun. 04, 2012 Old Notes CRLLC and Coffeyville Finance Inc. (Issuers)	Apr. 06, 2010 Old Notes CRLLC	Apr. 06, 2010 Tranche D term loan CRLLC	Mar. 31, 2010 Tranche D term loan CRLLC	Dec. 31, 2011 Bridge loan CRLLC	Nov. 02, 2011 Bridge loan CRLLC	Dec. 15, 2011 ABL Credit Facility CRLLC	Dec. 31, 2012 ABL Credit Facility CRLLC	Mar. 31, 2011 ABL Credit Facility CRLLC	Dec. 31, 2011 ABL Credit Facility CRLLC	Feb. 22, 2011 ABL Credit Facility CRLLC	Feb. 22, 2011 ABL Credit Facility CRLLC LIBOR	Feb. 22, 2011 ABL Credit Facility CRLLC LIBOR Minimum	Feb. 22, 2011 ABL Credit Facility CRLLC LIBOR Maximum	Feb. 22, 2011 ABL Credit Facility CRLLC Prime	Feb. 22, 2011 ABL Credit Facility CRLLC Prime Minimum	Feb. 22, 2011 ABL Credit Facility CRLLC Prime Maximum	Mar. 31, 2011 First Priority Credit Facility CRLLC	Feb. 22, 2011 First Priority Credit Facility CRLLC	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties	Dec. 31, 2012 Amended and Restated ABL Credit Facility Credit parties	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Daily Average Amount Of Loans And Letters Of Credit Outstanding Less Than 50% Of Lesser Of Borrowing Base And Total Commitments	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Daily Average Amount Of Loans And Letters Of Credit Outstanding Less Than 50% Of Lesser Of Borrowing Base And Total Commitments
Dec. 20, 2012
Amended and Restated ABL Credit Facility
Credit parties
Daily Average Amount Of Loans And Letters Of Credit Outstanding Equal To Or Greater Than 50% Of Lesser Of Borrowing Base And Total Commitments

Mar. 31, 2013
Amended and Restated ABL Credit Facility
Credit parties
Daily Average Amount Of Loans And Letters Of Credit Outstanding Equal To Or Greater Than 50% Of Lesser Of Borrowing Base And Total Commitments
																																																															Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties LIBOR	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties LIBOR	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties LIBOR Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties LIBOR Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties LIBOR Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties LIBOR Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Prime	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Prime	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Prime Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Prime Quarterly Average Excess Availability Exceeding 50% Of Lesser Of Borrowing Base And Total Commitments	Mar. 31, 2013 Amended and Restated ABL Credit Facility Credit parties Prime Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments	Dec. 20, 2012 Amended and Restated ABL Credit Facility Credit parties Prime Quarterly Average Excess Availability Less Than Or Equal To 50% Of Lesser Of Borrowing Base And Total Commitments
Long-Term Debt
Long-term debt	$ 550,884,000	$ 772,078,000			$ 772,078,000	$ 728,903,000				$ 456,053,000													$ 220,910,000	$ 220,591,000			$ 500,000,000	$ 500,000,000
Capital lease obligations	50,884,000	51,168,000			51,168,000	52,259,000
Stated interest rate (as a percent)										9.00%					9.00%			9.00%	9.00%	9.00%	10.875%	10.875%	10.875%	10.875%		10.875%	6.50%	6.50%		6.50%
Net unamortized premium										9,003,000				9,000,000
Unamortized discount														900,000									1,840,000	2,159,000										4,000,000
Unamortized premium														9,900,000				10,000,000	10,000,000	10,000,000	20,600,000
Total net proceeds from the offering																				202,800,000										492,500,000				485,700,000
Underwriting fees																																		10,000,000
Third party fees																				800,000														287,000
Underwriting discount expensed																																		76,000
Third party costs expensed																																		30,000
Deferred underwriting discounts																				4,000,000														9,900,000
Third party costs capitalized																																		3,900,000
Principal payment											124,100,000	323,000,000				2,700,000	27,500,000																		453,300,000	25,000,000
Prepayment premium percentage																	3.00%																		2.00%	2.00%
Prepayment Premium											8,400,000	23,200,000	31,600,000																						9,100,000	500,000
Write-off of previously deferred financing charges													8,100,000									3,700,000													5,400,000					4,100,000										1,900,000
Loss on extinguishment of debt	26,127,000	37,540,000	170,000	1,908,000	37,540,000	2,078,000	16,647,000						33,400,000				1,600,000					26,100,000
Purchase price as a percentage of the principal amount at which the entity is required to purchase a portion of the notes																103.00%																	101.00%
Write-off of deferred financing costs and original issue discount																89,000
Portion of prepayment premium recorded as loss on extinguishment of debt																81,000
Period of bridge loan																																						1 year
Bridge loan commitment and other associated fees																				3,300,000
Commitment fees																																							2,600,000
Structuring fees																				200,000
Fees and third party costs																																					3,900,000
Aggregate principal amount															275,000,000			200,000,000								225,000,000				500,000,000
Proceeds from IPO to be utilized for repurchase of debt																													348,100,000	348,100,000
Accrued interest settled on redemption											1,600,000	1,800,000									9,500,000
Portion of unamortized premium written off													6,300,000
Deferred finance costs																														8,700,000												9,100,000											2,100,000	2,100,000
Accrued interest payable																			3,700,000
Estimated fair value																									243,000,000						511,300,000	497,500,000
Ownership percentage								100.00%	100.00%
Borrowing capacity																																							400,000,000				250,000,000								150,000,000	400,000,000
Maximum borrowing capacity optional expansion																																											250,000,000									200,000,000
Letter of credit sublimit as a percentage of the total facility commitment																																											90.00%									90.00%
Variable rate basis																																												LIBOR			prime rate																LIBOR	LIBOR					prime rate	prime rate
Basis spread on variable rate (as a percent)																																													2.75%	3.00%		1.75%	2.00%																1.75%	1.75%	2.00%	2.00%			0.75%	0.75%	1.00%	1.00%
Swingline loans sublimit as a percentage of the total facility commitment																																																				10.00%
Percentage threshold of borrowing base and total commitments for determination of interest rate on borrowings																																																							50.00%	50.00%	50.00%	50.00%
Unused line fee (as a percent)																																																											0.40%	0.40%	0.30%	0.30%
Percentage threshold of borrowing base and total commitments for determination of unused capacity commitment fee																																																											50.00%	50.00%	50.00%	50.00%
Percentage of deduction of maximum amount available to be drawn under line of credit to compute fees on commercial letters of credit																																																				0.50%	0.50%
Percentage of customary facing fees																																																				0.125%	0.125%
Unamortized deferred cost at the time of modification that will continue to be amortized																																									800,000												2,800,000	2,800,000
Aggregate availability																																																					372,800,000	372,300,000
Outstanding letters of credit																																																					27,200,000	27,700,000
Issue price as a percentage of principal amount															99.511%			105.00%	105.00%							98.811%
Additional third party fees and expenses associated with the offering																																		3,600,000
Proceeds from IPO to be utilized for repurchase of debt	253,000,000																				253,000,000
Borrowings outstanding																																										$ 0											$ 0	$ 0